Transactions with Related Parties - Cardiff Drilling, Vivid, Basset, Steel, Azara, Dryships (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended		12 Months Ended			36 Months Ended
	Jun. 04, 2015	Aug. 13, 2015	Jul. 29, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Nov. 18, 2014
Related Party Transaction [Line Items]
Unsecured debt to former parent company				$ 0	$ 117,219		$ 0
Interest income (Note 3)				9,811	12,227	$ 9,595
Dividends paid				$ 50,281	$ 75,194	$ 0
Steel Wheel Investments Limited
Related Party Transaction [Line Items]
Ownership in Ocean Rig				1,570,226
DryShips Inc.
Related Party Transaction [Line Items]
Unsecured debt to former parent company								$ 120,000
Debt instrument description				LIBOR
Maturity Date Of Loan				May 2016
Interest income (Note 3)				$ 8,805
Dividends paid				29,755
Exchange of debt instrument with shares | DryShips Inc.
Related Party Transaction [Line Items]
Ownership in Ocean Rig	4,444,444
Unsecured debt to former parent company	$ 40,000			$ 120,000			$ 120,000
Number of shares pledged as security	20,555,556
Exchange of $120.0 million Exchangeable Promissory Note | DryShips Inc.
Related Party Transaction [Line Items]
Ownership in Ocean Rig		17,777,778
Due from a related party, current		$ 80,000
Global Services Agreement January 2013 | Cardiff Drilling Inc.
Related Party Transaction [Line Items]
Commissions in connection with employment arrangements							1.00%
Commission on purchase and sale activities							0.75%
Duration of consultancy agreement				5 years
Consultancy Agreement January 2013 | Vivid Finance Limited
Related Party Transaction [Line Items]
Commission on financing related services							0.20%
Duration of consultancy agreement				5 years
Consultancy Agreement January 2013 | Profits at least 10% of the invested amount | Vivid Finance Limited
Related Party Transaction [Line Items]
Commission fee on profits			30.00%
Consultancy Agreement 2012 | Basset
Related Party Transaction [Line Items]
Ownership in Ocean Rig				114,286